Submission	Mar. 31, 2025
Submission [Line Items]
Central Index Key	0001456772
Registrant Name	OFFICE PROPERTIES INCOME TRUST
Registration File Number	333-284926
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES